Basis of presentation and Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Drydocking activity
Balance at January 1	$ 2,019,576
Cost incurred for drydocking	(19,638)	(12,727)	(9,729)
Balance at December 31	2,021,125	2,019,576
Drydocking Activity [Member]
Summary of Drydocking activity
Balance at January 1	24,393	20,477	15,257
Cost incurred for drydocking	19,638	12,727	9,729
Sale of vessel		(1,477)
Dry-dock amortization	(9,582)	(7,334)	(4,509)
Balance at December 31	$ 34,449	$ 24,393	$ 20,477